FILED VIA EDGAR

May 13, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Schwartz Investment Trust

File No. 33-51626

Ladies and Gentlemen:

On behalf of Schwartz Investment Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “Securities Act”) are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL). The XBRL files reflect the risk/return summary information in the Prospectuses of each series of the Trust, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on May 2, 2019. The Prospectuses and Statements of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact me at 513/346-4181 if you have any questions concerning this filing.

Very truly yours,

/s/ Betsy Santen

Betsy Santen

Senior Paralegal

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: 513 587 3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: 513 587 3450